Issued Capital	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Issued Capital
18.	Issued Capital

(in thousands)	Note	December 31 2021	December 31 2020

Issued capital

Share capital issued and outstanding: 450,863,952 common shares (December 31, 2020: 449,458,394 common shares)	18.1	$ 3,698,998	$3,646,291

18.1.	Shares Issued
The Company is authorized to issue an unlimited number of common shares having no par value and an unlimited number of preference shares issuable in series. As at December 31, 2021, the Company had no preference shares outstanding.
A continuity schedule of the Company’s issued and outstanding common shares from January 1, 2020 to December 31, 2021 is presented below:

	Number of Shares	Weighted Average Price

At January 1, 2020	447,771,433

Share purchase options exercised 1	1,056,363	Cdn$25.70

Restricted share units released 1	128,405	Cdn$0.00

Dividend reinvestment plan 2	502,193	US$37.87

At December 31, 2020	449,458,394

Share purchase options exercised 1	398,880	Cdn$24.96

Restricted share units released 1	116,880	Cdn$0.00

Dividend reinvestment plan 2	889,798	US$43.33

At December 31, 2021	450,863,952

1)	The weighted average price of share purchase options exercised and restricted share units released represents the respective exercise price.
2)
The Company has implemented a dividend reinvestment plan (“DRIP”) whereby shareholders can elect to have dividends reinvested directly into additional Wheaton common shares. The weighted average price for common shares issued under the DRIP represents the volume weighted average price of the common shares on the five trading days preceding the dividend payment date, less a discount of 1%.

At the Market Equity Program
The Company has established an
at-the-market
equity program (the “ATM Program”) that allows the Company to issue up to $300 million worth of common shares from treasury (“Common Shares”) to the public from time to time at the Company’s discretion and subject to regulatory requirements. Any Common Shares sold in the ATM Program will be sold (i) in ordinary brokers’ transactions on the NYSE or another US marketplace on which the Common Shares are listed, quoted or otherwise trade, (ii) in ordinary brokers’ transactions on the TSX, (iii) on another Canadian marketplace on which the Common Shares are listed, quoted or otherwise trade, or (iv) with respect to sales in the United States, at the prevailing market price, a price related to the prevailing market price or at negotiated prices. Since the Common Shares will be distributed at the prevailing market prices at the time of the sale or certain other prices, prices may vary among purchasers and during the period of distribution.
The ATM Program will be effective until the date that all Common Shares available for issue under the ATM Program have been issued or the ATM Program is terminated prior to such date by the Company or the agents under the equity offering sales agreement dated April 16, 2020, as amended.
Wheaton intends that the net proceeds from the ATM Program, if any, will be available as one potential source of funding for stream acquisitions and/or other general corporate purposes including the repayment of indebtedness. As at December 31, 2021, the Company has not issued any shares under the ATM program.

18.2.	Dividends Declared

	Years Ended December 31

(in thousands, except per share amounts)	2021		2020

Dividends declared per share	$0.57		$0.42

Average number of shares eligible for dividend	450,188		448,777

Total dividends paid	$256,607		$188,486

Paid as follows:
Cash	$218,052	85%	$167,211	89%

DRIP 1	38,555	15%	21,275	11%

Total dividends paid	$256,607	100%	$188,486	100%

Shares issued under the DRIP	890		502

1)	The Company has implemented a DRIP whereby shareholders can elect to have dividends reinvested directly into additional Wheaton common shares.
2)	As at December 31, 2021, cumulative dividends of $1,524 million have been declared and paid by the Company.